Employee benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of obligations	$ 21,597	$ 30,766	$ 23,805
Fair value of plan assets	(10,199)	(14,384)	(12,559)
Net actuarial liability	11,398	16,382
Balance as of January 1, 2023	16,382	11,246
Recognized in the Statement of Income	2,934	1,542
Past service cost (2)	1,291
Current service cost	210	167
Net interest	1,433	1,375
Recognized in Equity - other comprehensive income	(3,279)	3,574
(Gains)/losses arising from the remeasurement (2)	(3,279)	3,574
Cash effects	(1,001)	(927)
Contributions paid	(961)	(887)
Payments related to Term of financial commitment (TFC)	(40)	(40)
Other changes	(3,638)	947
Others		1
Translation Adjustment	(3,638)	946
Balance at December 31, 2023	11,398	16,382
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	9,992	14,941	12,771
Fair value of plan assets	(7,308)	(10,201)	(8,881)
Net actuarial liability	2,684	4,740
Balance as of January 1, 2023	4,740	3,890
Recognized in the Statement of Income	399	490
Past service cost (2)
Current service cost	10	11
Net interest	389	479
Recognized in Equity - other comprehensive income	(1,053)	433
(Gains)/losses arising from the remeasurement (2)	(1,053)	433
Cash effects	(382)	(385)
Contributions paid	(355)	(357)
Payments related to Term of financial commitment (TFC)	(27)	(28)
Other changes	(1,020)	312
Others
Translation Adjustment	(1,020)	312
Balance at December 31, 2023	2,684	4,740
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	3,233	4,806	4,119
Fair value of plan assets	(2,075)	(3,007)	(2,739)
Net actuarial liability	1,158	1,799
Balance as of January 1, 2023	1,799	1,380
Recognized in the Statement of Income	153	169
Past service cost (2)
Current service cost	2	2
Net interest	151	167
Recognized in Equity - other comprehensive income	(281)	253
(Gains)/losses arising from the remeasurement (2)	(281)	253
Cash effects	(121)	(115)
Contributions paid	(108)	(103)
Payments related to Term of financial commitment (TFC)	(13)	(12)
Other changes	(392)	112
Others
Translation Adjustment	(392)	112
Balance at December 31, 2023	1,158	1,799
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	874	1,357	1,102
Fair value of plan assets	(816)	(1,176)	(939)
Net actuarial liability	58	181
Balance as of January 1, 2023	181	163
Recognized in the Statement of Income	13	30
Past service cost (2)
Current service cost		10
Net interest	13	20
Recognized in Equity - other comprehensive income	(84)	(14)
(Gains)/losses arising from the remeasurement (2)	(84)	(14)
Cash effects	(13)	(12)
Contributions paid	(13)	(12)
Payments related to Term of financial commitment (TFC)
Other changes	(39)	14
Others
Translation Adjustment	(39)	14
Balance at December 31, 2023	58	181
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	7,498	9,662	5,813
Fair value of plan assets
Net actuarial liability	7,498	9,662
Balance as of January 1, 2023	9,662	5,813
Recognized in the Statement of Income	2,369	853
Past service cost (2)	1,291
Current service cost	198	144
Net interest	880	709
Recognized in Equity - other comprehensive income	(1,861)	2,902
(Gains)/losses arising from the remeasurement (2)	(1,861)	2,902
Cash effects	(485)	(415)
Contributions paid	(485)	(415)
Payments related to Term of financial commitment (TFC)
Other changes	(2,187)	509
Others		1
Translation Adjustment	(2,187)	508
Balance at December 31, 2023	$ 7,498	$ 9,662